Investment securities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investment securities
17.	Investment securities

Million US dollar	2019	2018
Investment in unquoted companies	86	84
Investment on debt securities	25	24
Non-current investments	111	108
Investment on debt securities	91	87
Current investments	91	87
As of 31 December 2019, current debt securities of 91m US dollar mainly represented investments in government bonds (31 December 2018: 87m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.